Summary of Significant Accounting Policies - Summary of Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Other Assets
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	4 years
Internal-use Software Development Costs
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	4 years
Servers | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Servers | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	6 years
Office Equipment | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Office Equipment | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	5 years or remaining lease term [1]
Furniture and Fixtures | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	4 years
Furniture and Fixtures | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	8 years
Vehicles | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	8 years
Vehicles | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years
Software
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years

[1]	Including renewal options